Consolidated Statements of Changes in Stockholders' Deficiency (USD $)	12 Months Ended						12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Accrued Interest	Dec. 31, 2010 Accrued Interest	Dec. 31, 2011 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2011 Common Stock Accrued Interest	Dec. 31, 2010 Common Stock Accrued Interest	Dec. 31, 2011 Additional Paid-In Capital	Dec. 31, 2010 Additional Paid-In Capital	Dec. 31, 2011 Additional Paid-In Capital Accrued Interest	Dec. 31, 2010 Additional Paid-In Capital Accrued Interest	Dec. 31, 2011 Note Receivable - Stockholder	Dec. 31, 2009 Note Receivable - Stockholder	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit
Beginning Balance (in shares)					38,846,743	38,781,354
Beginning Balance	$ (7,072,179)	$ (3,334,682)			$ 3,885	$ 3,878			$ 18,117,348	$ 17,765,194			$ (187,717)	$ (187,717)	$ (25,005,695)	$ (20,916,037)
Conversion into shares of common stock (in shares)							28,901,267	65,389
Conversion into shares of common stock			6,439,090	16,066			2,890	7			6,436,200	16,059
Exercise of warrants (in shares)					1,609,747
Exercise of warrants	3,045				161				2,884
Issuance of common stock and warrants - private placement, net (in shares)					14,866,028
Issuance of common stock and warrants - private placement, net	3,750,315				1,487				3,748,828
Reclassification of derivative liability to equity	1,133,186								1,133,186
Outstanding common stock of Rackwise, Inc. at the time of the exchange (in shares)					10,000,018
Outstanding common stock of Rackwise, Inc. at the time of the exchange					1,000				(1,000)
Forgiveness of note receivable - stockholder	187,717												187,717
Warrants issued in connection with convertible notes	4,750	119,495							4,750	119,495
Stock-based compensation (in shares)					640,000
Stock-based compensation	782,934	216,600			64				782,870	216,600
Net loss	(8,880,725)	(4,089,658)													(8,880,725)	(4,089,658)
Ending Balance (in shares)					94,863,803	38,781,354
Ending Balance	$ (3,651,867)	$ (7,072,179)			$ 9,487	$ 3,878			$ 30,225,066	$ 18,117,348				$ (187,717)	$ (33,886,420)	$ (25,005,695)